UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07811

Exact name of registrant as specified in charter:	Prudential Jennison Mid-Cap Growth Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2016

Date of reporting period:	2/29/2016

Item 1	– Reports to Stockholders

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

Prudential Jennison Mid-Cap Growth Fund, Inc.

SEMIANNUAL REPORT	FEBRUARY 29, 2016

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 29, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2016 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Mid-Cap Growth Fund, Inc. informative and useful. The report covers performance for the six-month period that ended February 29, 2016.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Mid-Cap Growth Fund, Inc.

April 15, 2016

Prudential Jennison Mid-Cap Growth Fund, Inc.	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 2/29/16
	Six Months (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–9.77	–14.44	40.94	90.08	—
Class B	–10.06	–15.01	36.14	77.09	—
Class C	–10.09	–15.04	36.08	77.08	—
Class Q	–9.57	–14.05	44.30	N/A	48.63 (1/18/11)
Class R	–9.85	–14.61	39.55	86.15	—
Class Z	–9.65	–14.18	43.03	95.59	—
Russell Midcap Growth Index	–6.03	–10.84	52.74	96.52	—
Russell Midcap Index	–5.60	–11.25	53.22	94.26	—
Lipper Mid-Cap Growth Funds Average	–10.18	–13.87	37.97	74.39	—

Average Annual Total Returns (With Sales Charges) as of 3/31/16
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A		–14.00	6.93	6.58	—
Class B		–13.72	7.24	6.43	—
Class C		–10.44	7.39	6.43	—
Class Q		–8.58	8.65	N/A	9.44 (1/18/11)
Class R		–9.16	7.93	6.96	—
Class Z		–8.71	8.47	7.49	—
Russell Midcap Growth Index		–4.75	9.99	7.43	—
Russell Midcap Index		–4.04	10.30	7.45	—
Lipper Mid-Cap Growth Funds Average		–8.46	7.58	5.98	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Q	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5) 1% (Yr. 6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	1%	None	.75% (.50% currently)	None

The Fund is generally closed to new investors. The Fund may resume sales of shares to all eligible investors at a future date if the Fund’s manager or subadviser determines it appropriate and if the Fund’s Board of Directors approves. For more information, see the Fund’s Prospectus.

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Russell Midcap Growth Index—The Russell Midcap Growth Index is an unmanaged, market-value-weighted index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The cumulative total return for the Russell Midcap Growth Index measured from the month-end closest to the inception date for Class Q shares through 2/29/16 is 58.92%. The average annual total return for the Russell Midcap Growth Index measured from the month-end closest to the inception date for Class Q shares through 3/31/16 is 10.85%.

Russell Midcap Index—The Russell Midcap Index is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. The cumulative total return for the Russell Midcap Index measured from the month-end closest to the inception date for Class Q shares through 2/29/16 is 59.04%. The average annual total return for the Russell Midcap Index measured from the month-end closest to the inception date for Class Q shares through 3/31/16 is 11.08%.

Prudential Jennison Mid-Cap Growth Fund, Inc.	5

Your Fund’s Performance (continued)

Lipper Mid-Cap Growth Funds Average—The Lipper Mid-Cap Growth Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Mid-Cap Growth Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P MidCap 400 Index. The cumulative total return for the Lipper Average measured from the month-end closest to the inception date for Class Q shares through 2/29/16 is 44.07%. The average annual total return for the Lipper Average measured from the month-end closest to the inception date for Class Q shares through 3/31/16 is 8.68%.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Five Largest Holdings expressed as a percentage of net assets as of 2/29/16 (%)
Vantiv, Inc. (Class A Stock), IT Services	2.9
SBA Communications Corp. (Class A Stock), Wireless Telecommunication Services	2.8
Dollar Tree, Inc., Multiline Retail	2.6
Henry Schein, Inc., Health Care Providers & Services	2.5
Stericycle, Inc., Commericial Services & Supplies	2.2

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 2/29/16 (%)
Software	10.0
Specialty Retail	8.1
Health Care Providers & Services	8.1
Multiline Retail	5.2
Real Estate Investment Trusts (REITs)	4.6

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2015, at the beginning of the period, and held through the six-month period ended February 29, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your

Prudential Jennison Mid-Cap Growth Fund, Inc.	7

Fees and Expenses (continued)

Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Mid-Cap Growth Fund, Inc.		Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Annualized Expense Ratio	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$902.30	1.07%	$5.06
	Hypothetical	$1,000.00	$1,019.54	1.07%	$5.37
Class B	Actual	$1,000.00	$899.40	1.77%	$8.36
	Hypothetical	$1,000.00	$1,016.06	1.77%	$8.87
Class C	Actual	$1,000.00	$899.10	1.77%	$8.36
	Hypothetical	$1,000.00	$1,016.06	1.77%	$8.87
Class Q	Actual	$1,000.00	$904.30	0.58%	$2.75
	Hypothetical	$1,000.00	$1,021.98	0.58%	$2.92
Class R	Actual	$1,000.00	$901.50	1.27%	$6.00
	Hypothetical	$1,000.00	$1,018.55	1.27%	$6.37
Class Z	Actual	$1,000.00	$903.50	0.77%	$3.64
	Hypothetical	$1,000.00	$1,021.03	0.77%	$3.87

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended February 29, 2016, and divided by 366 days in the Fund’s fiscal year ending August 31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended February 29, 2016, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	1.07	1.07
B	1.77	1.77
C	1.77	1.77
Q	0.58	0.58
R	1.27	1.52
Z	0.77	0.77

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Jennison Mid-Cap Growth Fund, Inc.	9

Portfolio of Investments (unaudited)

as of February 29, 2016

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 98.9%

COMMON STOCKS

Air Freight & Logistics 0.6%
Expeditors International of Washington, Inc.(a)	974,029	$44,591,048

Airlines 1.5%
Spirit Airlines, Inc.*	2,473,664	118,117,456

Auto Components 1.3%
Delphi Automotive PLC (United Kingdom)(a)	1,559,826	104,009,198

Banks 1.3%
First Republic Bank	1,645,129	101,241,239

Beverages 1.7%
Constellation Brands, Inc. (Class A Stock)(a)	654,373	92,547,973
Monster Beverage Corp.*(a)	344,230	43,200,865

		135,748,838

Biotechnology 1.2%
BioMarin Pharmaceutical, Inc.*(a)	959,118	78,522,991
Incyte Corp.*	230,788	16,962,918

		95,485,909

Capital Markets 2.7%
Affiliated Managers Group, Inc.*	891,258	123,608,572
TD Ameritrade Holding Corp.	3,044,253	87,004,751

		210,613,323

Chemicals 2.9%
Axalta Coating Systems Ltd.*	4,128,086	107,165,113
FMC Corp.(a)	2,111,310	79,469,708
WR Grace & Co.*	560,882	38,555,029

		225,189,850

Commercial Services & Supplies 3.6%
Copart, Inc.*(a)	3,043,245	114,882,499
Stericycle, Inc.*(a)	1,489,348	169,681,417

		284,563,916

Communications Equipment 0.9%
Palo Alto Networks, Inc.*	476,654	69,014,733

Construction & Engineering 0.9%
Quanta Services, Inc.*	3,651,587	74,090,700

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	11

Portfolio of Investments (unaudited) (continued)

as of February 29, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Consumer Finance 1.3%
SLM Corp.*	17,114,920	$99,951,133

Containers & Packaging 0.3%
Sealed Air Corp.	511,441	23,388,197

Diversified Financial Services 0.8%
Intercontinental Exchange, Inc.	256,413	61,144,244

Electrical Equipment 1.4%
AMETEK, Inc.	2,346,760	108,913,132

Electronic Equipment, Instruments & Components 2.1%
Amphenol Corp. (Class A Stock)(a)	3,137,263	166,494,547

Food & Staples Retailing 1.2%
Sprouts Farmers Market, Inc.*(a)	3,212,929	91,504,218

Food Products 4.1%
Hain Celestial Group, Inc. (The)*(a)	4,081,069	150,877,121
J.M. Smucker Co. (The)(a)	736,013	93,893,178
Mead Johnson Nutrition Co.(a)	962,924	71,025,274

		315,795,573

Health Care Equipment & Supplies 2.9%
Align Technology, Inc.*(a)	1,673,971	110,532,305
Cooper Cos., Inc. (The)(a)	383,145	54,774,409
DexCom, Inc.*	946,898	61,605,184

		226,911,898

Health Care Providers & Services 8.1%
Centene Corp.*(a)	2,507,520	142,828,339
Envision Healthcare Holdings, Inc.*	4,092,048	89,984,135
Henry Schein, Inc.*(a)	1,164,455	192,659,080
Laboratory Corp. of America Holdings*(a)	843,389	92,637,848
Universal Health Services, Inc. (Class B Stock)	1,005,797	111,009,815

		629,119,217

Hotels, Restaurants & Leisure 3.7%
Hilton Worldwide Holdings, Inc.	5,520,397	114,713,850
Norwegian Cruise Line Holdings Ltd.*	2,000,968	98,307,558
Starwood Hotels & Resorts Worldwide, Inc.	1,062,075	73,400,003

		286,421,411

See Notes to Financial Statements.

12

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Household Products 1.4%
Church & Dwight Co., Inc.	1,221,471	$110,860,708

Independent Power & Renewable Electricity Producers 0.7%
Abengoa Yield PLC (Spain)(a)	3,045,255	51,068,926

Industrial Conglomerates 2.9%
Carlisle Cos., Inc.	696,405	62,787,875
Roper Technologies, Inc.(a)	990,816	166,387,731

		229,175,606

IT Services 4.6%
FleetCor Technologies, Inc.*	581,777	74,287,105
Global Payments, Inc.(a)	989,248	60,294,666
Vantiv, Inc. (Class A Stock)*	4,293,056	223,410,634

		357,992,405

Life Sciences Tools & Services 0.7%
Illumina, Inc.*	105,632	15,870,152
Quintiles Transnational Holdings, Inc.*	639,631	40,111,260

		55,981,412

Machinery 0.5%
Flowserve Corp.(a)	843,313	35,436,012

Media 1.7%
AMC Networks, Inc. (Class A Stock)*(a)	1,207,303	79,126,638
Scripps Networks Interactive, Inc. (Class A Stock)	934,579	55,364,460

		134,491,098

Metals & Mining 0.5%
Reliance Steel & Aluminum Co.	605,562	36,872,670

Multiline Retail 5.2%
Burlington Stores, Inc.*(a)	1,859,328	104,233,928
Dollar General Corp.(a)	1,350,583	100,280,788
Dollar Tree, Inc.*(a)	2,478,837	198,926,669

		403,441,385

Oil, Gas & Consumable Fuels 1.3%
Concho Resources, Inc.*(a)	403,894	36,447,394
Noble Energy, Inc.	2,083,522	61,463,899

		97,911,293

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	13

Portfolio of Investments (unaudited) (continued)

as of February 29, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Pharmaceuticals 1.8%
Endo International PLC*	2,080,016	$86,965,469
Jazz Pharmaceuticals PLC*	449,913	54,700,422

		141,665,891

Professional Services 1.5%
IHS, Inc. (Class A Stock)*	1,108,276	115,249,621

Real Estate Investment Trusts (REITs) 4.6%
Crown Castle International Corp.	1,783,291	154,254,672
Equinix, Inc., REIT	184,310	55,973,104
MFA Financial, Inc.	9,280,498	63,200,191
Starwood Property Trust, Inc.	5,055,380	88,671,365

		362,099,332

Real Estate Management & Development 1.4%
CBRE Group, Inc. (Class A Stock)*	4,180,053	106,215,147

Semiconductors & Semiconductor Equipment 3.0%
Analog Devices, Inc.	1,806,562	95,729,720
NXP Semiconductors NV (Netherlands)*	1,389,835	99,011,846
Xilinx, Inc.	782,788	36,963,249

		231,704,815

Software 10.0%
Check Point Software Technologies Ltd. (Israel)*(a)	1,135,415	94,318,924
Electronic Arts, Inc.*(a)	2,575,836	165,471,705
Intuit, Inc.(a)	1,385,450	133,889,888
Red Hat, Inc.*(a)	2,429,673	158,779,130
ServiceNow, Inc.*(a)	1,647,528	90,597,565
Splunk, Inc.*(a)	1,775,606	77,416,422
Ultimate Software Group, Inc. (The)*(a)	323,537	55,570,715

		776,044,349

Specialty Retail 8.1%
AutoZone, Inc.*(a)	86,216	66,780,327
L Brands, Inc.	1,032,892	87,578,913
O’Reilly Automotive, Inc.*(a)	416,013	108,296,504
Ross Stores, Inc.(a)	2,500,269	137,464,790
Signet Jewelers Ltd.	1,020,048	110,573,203
Ulta Salon Cosmetics & Fragrance, Inc.*	752,721	124,341,982

		635,035,719

See Notes to Financial Statements.

14

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Textiles, Apparel & Luxury Goods 1.1%
Kate Spade & Co.*	3,112,810	$61,695,894
Under Armour, Inc. (Class A Stock)*(a)	325,481	27,239,505

		88,935,399

Trading Companies & Distributors 0.6%
WESCO International, Inc.*(a)	1,112,056	48,986,067

Wireless Telecommunication Services 2.8%
SBA Communications Corp. (Class A Stock)*	2,289,018	217,204,918

TOTAL LONG-TERM INVESTMENTS (cost $6,500,300,364)		7,708,682,553

SHORT-TERM INVESTMENT 11.7%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $911,430,954; includes $793,699,367 of cash collateral for securities on loan) (Note 3)(b)(c)	911,430,954	911,430,954

TOTAL INVESTMENTS 110.6% (cost $7,411,731,318) (Note 5)		8,620,113,507
Liabilities in excess of other assets (10.6)%		(829,308,843)

NET ASSETS 100.0%		$7,790,804,664

The following abbreviation is used in the semi annual report:

OTC—Over-the-counter

REIT—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $772,104,991; cash collateral of $793,699,367 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	15

Portfolio of Investments (unaudited) (continued)

as of February 29, 2016

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 29, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Air Freight & Logistics	$44,591,048	$—	$—
Airlines	118,117,456	—	—
Auto Components	104,009,198	—	—
Banks	101,241,239	—	—
Beverages	135,748,838	—	—
Biotechnology	95,485,909	—	—
Capital Markets	210,613,323	—	—
Chemicals	225,189,850	—	—
Commercial Services & Supplies	284,563,916	—	—
Communications Equipment	69,014,733	—	—
Construction & Engineering	74,090,700	—	—
Consumer Finance	99,951,133	—	—
Containers & Packaging	23,388,197	—	—
Diversified Financial Services	61,144,244	—	—
Electrical Equipment	108,913,132	—	—
Electronic Equipment, Instruments & Components	166,494,547	—	—
Food & Staples Retailing	91,504,218	—	—
Food Products	315,795,573	—	—
Health Care Equipment & Supplies	226,911,898	—	—
Health Care Providers & Services	629,119,217	—	—
Hotels, Restaurants & Leisure	286,421,411	—	—
Household Products	110,860,708	—	—
Independent Power & Renewable Electricity Producers	51,068,926	—	—
Industrial Conglomerates	229,175,606	—	—
IT Services	357,992,405	—	—
Life Sciences Tools & Services	55,981,412	—	—
Machinery	35,436,012	—	—
Media	134,491,098	—	—

See Notes to Financial Statements.

16

	Level 1	Level 2	Level 3
Metals & Mining	$36,872,670	$—	$—
Multiline Retail	403,441,385	—	—
Oil, Gas & Consumable Fuels	97,911,293	—	—
Pharmaceuticals	141,665,891	—	—
Professional Services	115,249,621	—	—
Real Estate Investment Trusts (REITs)	362,099,332	—	—
Real Estate Management & Development	106,215,147	—	—
Semiconductors & Semiconductor Equipment	231,704,815	—	—
Software	776,044,349	—	—
Specialty Retail	635,035,719	—	—
Textiles, Apparel & Luxury Goods	88,935,399	—	—
Trading Companies & Distributors	48,986,067	—	—
Wireless Telecommunication Services	217,204,918	—	—
Affiliated Money Market Mutual Fund	911,430,954	—	—

Total	$8,620,113,507	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 29, 2016 were as follows:

Affiliated Money Market Mutual Fund (including 10.2% of collateral for securities on loan)	11.7%
Software	10.0
Specialty Retail	8.1
Health Care Providers & Services	8.1
Multiline Retail	5.2
Real Estate Investment Trusts (REITs)	4.6
IT Services	4.6
Food Products	4.1
Hotels, Restaurants & Leisure	3.7
Commercial Services & Supplies	3.6
Semiconductors & Semiconductor Equipment	3.0
Industrial Conglomerates	2.9
Health Care Equipment & Supplies	2.9
Chemicals	2.9
Wireless Telecommunication Services	2.8
Capital Markets	2.7
Electronic Equipment, Instruments & Components	2.1
Pharmaceuticals	1.8
Beverages	1.7
Media	1.7
Airlines	1.5
Professional Services	1.5
Household Products	1.4
Electrical Equipment	1.4%
Real Estate Management & Development	1.4
Auto Components	1.3
Banks	1.3
Consumer Finance	1.3
Oil, Gas & Consumable Fuels	1.3
Biotechnology	1.2
Food & Staples Retailing	1.2
Textiles, Apparel & Luxury Goods	1.1
Construction & Engineering	0.9
Communications Equipment	0.9
Diversified Financial Services	0.8
Life Sciences Tools & Services	0.7
Independent Power & Renewable Electricity Producers	0.7
Trading Companies & Distributors	0.6
Air Freight & Logistics	0.6
Metals & Mining	0.5
Machinery	0.5
Containers & Packaging	0.3

110.6
Liabilities in excess of other assets	(10.6)

100.0%

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	17

Statement of Assets & Liabilities (unaudited)

as of February 29, 2016

Assets
Investments at value, including securities on loan of $772,104,991:
Unaffiliated Investments (cost $6,500,300,364)	$7,708,682,553
Affiliated Investments (cost $911,430,954)	911,430,954
Receivable for Fund shares sold	42,135,214
Receivable for investments sold	20,187,204
Dividends receivable	5,288,663
Prepaid expenses	50,952

Total assets	8,687,775,540

Liabilities
Payable to broker for collateral for securities on loan (Note 3)	793,699,367
Payable for Fund shares reacquired	60,023,776
Payable for investments purchased	35,331,266
Management fee payable	3,363,039
Accrued expenses	3,170,012
Distribution fee payable	847,760
Affiliated transfer agent fee payable	477,040
Payable to custodian	57,750
Deferred trustees’ fees	866

Total liabilities	896,970,876

Net Assets	$7,790,804,664

Net assets were comprised of:
Common stock, at par	$241,492
Paid-in capital in excess of par	6,604,819,572

6,605,061,064
Undistributed net investment income	9,691,907
Accumulated net realized loss on investment transactions	(32,330,496)
Net unrealized appreciation on investments	1,208,382,189

Net assets, February 29, 2016	$7,790,804,664

See Notes to Financial Statements.

18

Class A
Net asset value and redemption price per share ($2,613,869,557 ÷ 83,452,963 shares of common stock issued and outstanding)	$31.32
Maximum sales charge (5.50% of offering price)	1.82

Maximum offering price to public	$33.14

Class B
Net asset value, offering price and redemption price per share ($25,270,744 ÷ 973,613 shares of common stock issued and outstanding)	$25.96

Class C
Net asset value, offering price and redemption price per share ($153,197,410 ÷ 5,901,256 shares of common stock issued and outstanding)	$25.96

Class Q
Net asset value, offering price and redemption price per share ($878,862,898 ÷ 26,333,565 shares of common stock issued and outstanding)	$33.37

Class R
Net asset value, offering price and redemption price per share ($249,681,752 ÷ 8,169,658 shares of common stock issued and outstanding)	$30.56

Class Z
Net asset value, offering price and redemption price per share ($3,869,922,303 ÷ 116,660,951 shares of common stock issued and outstanding)	$33.17

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	19

Statement of Operations (unaudited)

Six Months Ended February 29, 2016

Net Investment Income
Income
Unaffiliated dividend income	$34,774,274
Affiliated income from securities lending, net	519,229
Affiliated dividend income	288,030

Total income	35,581,533

Expenses
Management fee	24,447,938
Distribution fee—Class A	4,532,217
Distribution fee—Class B	143,261
Distribution fee—Class C	866,735
Distribution fee—Class R	1,088,762
Transfer agent’s fees and expenses (including affiliated expense of $1,348,000)	7,673,000
Custodian and accounting fees	476,000
Shareholders’ reports	303,000
Registration fees	138,000
Trustees’ fees	96,000
Insurance expenses	60,000
Legal fees and expenses	39,000
Audit fee	11,000
Miscellaneous	26,301

Total expenses	39,901,214
Less: Distribution fee waiver—Class R	(362,922)

Net expenses	39,538,292

Net investment loss	(3,956,759)

Realized And Unrealized Gain (Loss) On Investments
Net realized loss on investment transactions	(4,482,413)
Net change in unrealized appreciation (depreciation) on investments	(884,974,738)

Net loss on investment transactions	(889,457,151)

Net Decrease In Net Assets Resulting From Operations	$(893,413,910)

See Notes to Financial Statements.

20

Statement of Changes in Net Assets (unaudited)

	Six Months Ended February 29, 2016	Year Ended August 31, 2015
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(3,956,759)	$(13,575,962)
Net realized gain (loss) on investment transactions	(4,482,413)	1,064,612,273
Net change in unrealized appreciation (depreciation) on investments	(884,974,738)	(742,386,066)

Net increase (decrease) in net assets resulting from operations	(893,413,910)	308,650,245

Distributions from net realized gains (Note 1)
Class A	(266,704,812)	(352,422,548)
Class B	(2,896,920)	(4,403,589)
Class C	(17,959,347)	(24,714,019)
Class Q	(73,047,979)	(68,191,558)
Class R	(25,966,611)	(37,774,081)
Class Z	(369,021,898)	(504,774,484)

	(755,597,567)	(992,280,279)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	869,584,325	2,287,540,779
Net asset value of shares issued in reinvestment of dividends and distributions	677,190,209	871,090,411
Cost of shares reacquired	(1,674,567,714)	(3,131,382,466)

Net increase (decrease) in net assets from Fund share transactions	(127,793,180)	27,248,724

Total decrease	(1,776,804,657)	(656,381,310)

Net Assets:
Beginning of period	9,567,609,321	10,223,990,631

End of period(a)	$7,790,804,664	$9,567,609,321

(a) Includes undistributed net investment income of:	$9,691,907	$13,648,666

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	21

Notes to Financial Statements (unaudited)

Prudential Jennison Mid-Cap Growth Fund, Inc. (the “Fund”) is a diversified, open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund’s investment objective is to achieve long-term capital appreciation.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last

22

bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes “(P-notes)” are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

Prudential Jennison Mid-Cap Growth Fund, Inc.	23

Notes to Financial Statements (continued)

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser

24

may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

REITs: The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Prudential Jennison Mid-Cap Growth Fund, Inc.	25

Notes to Financial Statements (continued)

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .60% of the Fund’s average daily net assets up to $1 billion and .55% of the average daily net assets in excess of $1 billion. The effective management fee rate was .55% for the six months ended February 29, 2016.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Fund’s Class A, Class B, Class C, Class Q, Class R and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q or Class Z shares of the Fund.

26

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. For the six months ended February 29, 2016, PIMS contractually agreed to limit such fees to .50% of the average daily net assets of the Class R shares.

PIMS has advised the Fund that it has received $68,020 in front-end sales charges resulting from sales of Class A shares during the six months ended February 29, 2016. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended February 29, 2016, it received $0, $12,809 and $1,571 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS, and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

PGIM, Inc., an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. Earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. For the six months ended February 29, 2016, PGIM, Inc. has been compensated approximately $118,000 for these services. Effective February 5, 2016, PGIM, Inc. is being paid no compensation for acting as the securities lending agent. Prior to January 4, 2016, PGIM, Inc. was known as Prudential Investment Management, Inc. (“PIM”).

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”. As of March 30, 2016, the Core Fund was repositioned as the Prudential Core Ultra Short Bond Fund.

Prudential Jennison Mid-Cap Growth Fund, Inc.	27

Notes to Financial Statements (continued)

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of investment securities, other than short-term investments, for the six months ended February 29, 2016, were $1,090,241,323 and $1,823,966,409, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 29, 2016 were as follows:

Tax Basis	$7,424,523,847

Appreciation	1,928,134,874
Depreciation	(732,545,214)

Net Unrealized Appreciation	$1,195,589,660

The book basis may differ from tax basis due to certain tax-related adjustments.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses realized on or after September 1, 2011 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before August 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. The Fund utilized approximately $3,121,000 of its pre-enactment losses to offset net taxable gains realized in the fiscal year ended August 31, 2015. As of August 31, 2015, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$0

Pre-Enactment Losses:
Expiring 2016	$3,121,000

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

28

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R, and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months of purchase. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. On April 8, 2013, the Fund was closed to new investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 2 billion shares of $.001 par value common stock authorized divided into eight classes, designated Class A, Class B, Class C, Class M, Class Q, Class R, Class X and Class Z, which consists of 825 million, 300 million, 300 million, 25 million, 200 million, 100 million, 25 million and 225 million authorized shares, respectively.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended February 29, 2016:
Shares sold	7,465,650	$261,043,408
Shares issued in reinvestment of dividends and distributions	7,188,783	245,496,944
Shares reacquired	(18,311,609)	(619,238,487)

Net increase (decrease) in shares outstanding before conversion	(3,657,176)	(112,698,135)
Shares issued upon conversion from other share class(es)	100,834	3,630,109
Shares reacquired upon conversion into other share class(es)	(246,717)	(8,213,075)

Net increase (decrease) in shares outstanding	(3,803,059)	$(117,281,101)

Year ended August 31, 2015:
Shares sold	17,693,073	$708,432,700
Shares issued in reinvestment of dividends and distributions	8,519,579	322,125,263
Shares reacquired	(27,886,338)	(1,097,646,844)

Net increase (decrease) in shares outstanding before conversion	(1,673,686)	(67,088,881)
Shares issued upon conversion from other share class(es)	205,156	8,243,215
Shares reacquired upon conversion into other share class(es)	(3,112,906)	(129,575,381)

Net increase (decrease) in shares outstanding	(4,581,436)	$(188,421,047)

Prudential Jennison Mid-Cap Growth Fund, Inc.	29

Notes to Financial Statements (continued)

Class B	Shares	Amount
Six months ended February 29, 2016:
Shares sold	6,349	$185,649
Shares issued in reinvestment of dividends and distributions	96,480	2,734,244
Shares reacquired	(78,637)	(2,259,329)

Net increase (decrease) in shares outstanding before conversion	24,192	660,564
Shares reacquired upon conversion into other share class(es)	(61,841)	(1,935,101)

Net increase (decrease) in shares outstanding	(37,649)	$(1,274,537)

Year ended August 31, 2015:
Shares sold	11,327	$371,275
Shares issued in reinvestment of dividends and distributions	128,602	4,134,558
Shares reacquired	(128,126)	(4,364,611)

Net increase (decrease) in shares outstanding before conversion	11,803	141,222
Shares reacquired upon conversion into other share class(es)	(121,004)	(4,168,694)

Net increase (decrease) in shares outstanding	(109,201)	$(4,027,472)

Class C
Six months ended February 29, 2016:
Shares sold	226,842	$6,448,023
Shares issued in reinvestment of dividends and distributions	486,047	13,779,429
Shares reacquired	(667,413)	(19,495,569)

Net increase (decrease) in shares outstanding before conversion	45,476	731,883
Shares reacquired upon conversion into other share class(es)	(82,445)	(1,674,429)

Net increase (decrease) in shares outstanding	(36,969)	$(942,546)

Year ended August 31, 2015:
Shares sold	319,727	$10,596,129
Shares issued in reinvestment of dividends and distributions	580,341	18,657,965
Shares reacquired	(821,104)	(27,911,138)

Net increase (decrease) in shares outstanding before conversion	78,964	1,342,956
Shares reacquired upon conversion into other share class(es)	(211,674)	(7,246,810)

Net increase (decrease) in shares outstanding	(132,710)	$(5,903,854)

30

Class Q	Shares	Amount
Six months ended February 29, 2016:
Shares sold	4,189,711	$151,032,423
Shares issued in reinvestment of dividends and distributions	1,862,225	67,710,511
Shares reacquired	(2,477,037)	(91,049,143)

Net increase (decrease) in shares outstanding before conversion	3,574,899	127,693,791
Shares issued upon conversion from other share class(es)	209,401	7,472,298

Net increase (decrease) in shares outstanding	3,784,300	$135,166,089

Year ended August 31, 2015:
Shares sold	9,104,462	$384,739,491
Shares issued in reinvestment of dividends and distributions	1,675,371	66,797,018
Shares reacquired	(4,033,172)	(169,595,923)

Net increase (decrease) in shares outstanding before conversion	6,746,661	281,940,586
Shares issued upon conversion from other share class(es)	34,885	1,494,767

Net increase (decrease) in shares outstanding	6,781,546	$283,435,353

Class R
Six months ended February 29, 2016
Shares sold	617,864	$20,950,409
Shares issued in reinvestment of dividends and distributions	751,335	25,049,511
Shares reacquired	(1,935,314)	(64,449,669)

Net increase (decrease) in shares outstanding	(566,115)	$(18,449,749)

Year ended August 31, 2015:
Shares sold	1,217,531	$47,586,190
Shares issued in reinvestment of dividends and distributions	979,399	36,296,528
Shares reacquired	(2,785,765)	(108,516,903)

Net increase (decrease) in shares outstanding	(588,835)	$(24,634,185)

Class Z
Six months ended February 29, 2016:
Shares sold	11,765,821	$429,924,413
Shares issued in reinvestment of dividends and distributions	8,921,405	322,419,570
Shares reacquired	(24,411,508)	(878,075,517)

Net increase (decrease) in shares outstanding before conversion	(3,724,282)	(125,731,534)
Shares issued upon conversion from other share class(es)	276,987	9,760,679
Shares reacquired upon conversion into other share class(es)	(253,433)	(9,040,481)

Net increase (decrease) in shares outstanding	(3,700,728)	$(125,011,336)

Year ended August 31, 2015:
Shares sold	27,210,713	$1,135,814,994
Shares issued in reinvestment of dividends and distributions	10,651,538	423,079,079
Shares reacquired	(41,114,869)	(1,723,347,047)

Net increase (decrease) in shares outstanding before conversion	(3,252,618)	(164,452,974)
Shares issued upon conversion from other shares class(es)	3,117,111	135,519,303
Shares reacquired upon conversion into other share class(es)	(101,462)	(4,266,400)

Net increase (decrease) in shares outstanding	(236,969)	$(33,200,071)

Prudential Jennison Mid-Cap Growth Fund, Inc.	31

Notes to Financial Statements (continued)

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Prior to October 8, 2015, the Fund had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended February 29, 2016.

Note 8. New Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and has determined that there is no impact on the financial statement disclosures.

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

32

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended February 29,	Year Ended August 31,
	2016	2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$37.93	$40.94	$35.49	$31.58	$27.44	$22.31
Income (loss) from investment operations:
Net investment income (loss)	(.05)	(.12)	(.04)	.02	(.01)	.06
Net realized and unrealized gain on investments	(3.39)	1.36	6.49	4.85	4.32	5.07
Total from investment operations	(3.44)	1.24	6.45	4.87	4.31	5.13
Less Dividends and Distributions:
Dividends from net investment income	-	-	-	(.04)	(.02)	-
Distributions from net realized gains	(3.17)	(4.25)	(1.00)	(.92)	(.15)	-
Total dividends and distributions	(3.17)	(4.25)	(1.00)	(.96)	(.17)	-
Capital Contributions(f)	-	-	-	-	-	-	(e)
Net asset value, end of period	$31.32	$37.93	$40.94	$35.49	$31.58	$27.44
Total Return(b):	(9.77)%	3.07%	18.42%	15.89%	15.78%	22.99%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,613,870	$3,309,898	$3,760,224	$3,515,357	$2,317,443	$1,693,618
Average net assets (000)	$3,038,259	$3,508,750	$3,759,607	$3,145,220	$1,948,077	$1,651,332
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.07% (g)	1.05%	1.05%	1.07%	1.06%	1.09%	(d)
Expenses before waivers and/or expense reimbursement	1.07% (g)	1.05%	1.05%	1.07%	1.06%	1.09%	(d)
Net investment income (loss)	(.27)% (g)	(.29)%	(.09)%	.07%	(.05)%	.22%
Portfolio turnover rate	13% (h)	45%	42%	39%	49%	45%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Includes tax expense of .01%.
(e)	Less than $.005 per share.
(f)	The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended August 31, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of the settlement.
(g)	Annualized.
(h)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	33

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended February 29,		Year Ended August 31,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$32.09		$35.51	$31.11	$27.96	$24.46	$20.03
Income (loss) from investment operations:
Net investment loss	(.13)		(.34)	(.27)	(.17)	(.20)	(.11)
Net realized and unrealized gain on investments	(2.83)		1.17	5.67	4.24	3.85	4.54
Total from investment operations	(2.96)		.83	5.40	4.07	3.65	4.43
Less Distributions:
Distributions from net realized gains	(3.17)		(4.25)	(1.00)	(.92)	(.15)	-
Capital Contributions(f)	-		-	-	-	-	-	(e)
Net asset value, end of period	$25.96		$32.09	$35.51	$31.11	$27.96	$24.46
Total Return(b):	(10.06)%		2.32%	17.62%	15.05%	15.00%	22.12%

Ratios/Supplemental Data:
Net assets, end of period (000)	$25,271		$32,455	$39,784	$40,676	$38,236	$38,268
Average net assets (000)	$28,810		$36,900	$41,158	$39,816	$37,196	$43,011
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.77%	(g)	1.75%	1.76%	1.76%	1.76%	1.79%	(d)
Expenses before waivers and/or expense reimbursement	1.77%	(g)	1.75%	1.76%	1.76%	1.76%	1.79%	(d)
Net investment loss	(.97)%	(g)	(.99)%	(.80)%	(.60)%	(.75)%	(.46)%
Portfolio turnover rate	13%	(h)	45%	42%	39%	49%	45%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Includes tax expense of .01%.
(e)	Less than $.005 per share.
(f)	The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended August 31, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of the settlement.
(g)	Annualized.
(h)	Not annualized.

See Notes to Financial Statements.

34

Class C Shares
	Six Months Ended February 29,		Year Ended August 31,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$32.10		$35.51	$31.12	$27.96	$24.46	$20.03
Income (loss) from investment operations:
Net investment loss	(.14)		(.34)	(.27)	(.19)	(.20)	(.12)
Net realized and unrealized gain on investments	(2.83)		1.18	5.66	4.27	3.85	4.55
Total from investment operations	(2.97)		.84	5.39	4.08	3.65	4.43
Less Distributions:
Distributions from net realized gains	(3.17)		(4.25)	(1.00)	(.92)	(.15)	-
Capital Contributions(f)	-		-	-	-	-	-	(e)
Net asset value, end of period	$25.96		$32.10	$35.51	$31.12	$27.96	$24.46
Total Return(b):	(10.09)%		2.35%	17.59%	15.08%	15.00%	22.12%

Ratios/Supplemental Data:
Net assets, end of period (000)	$153,197		$190,609	$215,599	$212,315	$157,257	$121,908
Average net assets (000)	$174,292		$209,566	$220,173	$190,455	$135,864	$124,914
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.77%	(g)	1.75%	1.76%	1.76%	1.76%	1.79%	(d)
Expenses before waivers and/or expense reimbursement	1.77%	(g)	1.75%	1.76%	1.76%	1.76%	1.79%	(d)
Net investment loss	(.97)%	(g)	(1.00)%	(.80)%	(.63)%	(.75)%	(.47)%
Portfolio turnover rate	13%	(h)	45%	42%	39%	49%	45%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Includes tax expense of .01%.
(e)	Less than $.005 per share.
(f)	The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended August 31, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of the settlement.
(g)	Annualized.
(h)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	35

Financial Highlights (unaudited) (continued)

Class Q Shares
	Six Months Ended February 29,		Year Ended August 31,				January 18, 2011(a) through August 31,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$40.13		$42.89	$36.95	$32.83	$28.51	$28.95
Income (loss) from investment operations:
Net investment income	.05		.06	.15	.18	.13	.12
Net realized and unrealized gain (loss) on investments	(3.64)		1.43	6.79	5.03	4.49	(.56)
Total from investment operations	(3.59)		1.49	6.94	5.21	4.62	(.44)
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	(.17)	(.15)	-
Distributions from net realized gains	(3.17)		(4.25)	(1.00)	(.92)	(.15)	-
Total dividends and distributions	(3.17)		(4.25)	(1.00)	(1.09)	(.30)	-
Capital Contributions(h)	-		-	-	-	-	-	(g)
Net asset value, end of period	$33.37		$40.13	$42.89	$36.95	$32.83	$28.51
Total Return(c):	(9.60)%		3.55%	19.03%	16.39%	16.35%	(1.52)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$878,862		$904,800	$676,208	$479,117	$301,497	$160,511
Average net assets (000)	$880,397		$794,215	$569,472	$436,722	$220,693	$97,743
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.58%	(e)	.58%	.58%	.59%	.60%	.61%	(e)(f)
Expenses before waivers and/or expense reimbursement	.58%	(e)	.58%	.58%	.59%	.60%	.61%	(e)(f)
Net investment income	.23%	(e)	.15%	.38%	.52%	.42%	.60%	(e)
Portfolio turnover rate	13%	(i)	45%	42%	39%	49%	45%	(i)

(a)	Inception date of Class Q shares.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Includes tax expense of .01%.
(g)	Less than $.005 per share.
(h)	The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended August 31, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of the settlement.
(i)	Not annualized.

See Notes to Financial Statements.

36

Class R Shares
	Six Months Ended February 29,	Year Ended August 31,
	2016	2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$37.13	$40.23	$34.96	$31.15	$27.10	$22.08
Income (loss) from investment operations:
Net investment income (loss)	(.07)	(.19)	(.12)	(.04)	(.07)	-	(e)
Net realized and unrealized gain on investments	(3.33)	1.34	6.39	4.77	4.27	5.02
Total from investment operations	(3.40)	1.15	6.27	4.73	4.20	5.02
Less Dividends and Distributions:
Dividends from net investment income	-	-	-	-	-	-
Distributions from net realized gains	(3.17)	(4.25)	(1.00)	(.92)	(.15)	-
Total dividends and distributions	(3.17)	(4.25)	(1.00)	(.92)	(.15)	-
Capital Contributions(f)	-	-	-	-	-	-	(e)
Net asset value, end of period	$30.56	$37.13	$40.23	$34.96	$31.15	$27.10
Total Return(b):	(9.88)%	2.89%	18.18%	15.64%	15.57%	22.74%

Ratios/Supplemental Data:
Net assets, end of period (000)	$249,682	$324,329	$375,174	$369,743	$283,158	$171,848
Average net assets (000)	$291,933	$361,697	$383,032	$332,920	$221,144	$154,320
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.27% (g)	1.25%	1.26%	1.26%	1.26%	1.29%	(d)
Expenses before waivers and/or expense reimbursement	1.52% (g)	1.50%	1.51%	1.51%	1.51%	1.54%	(d)
Net investment income (loss)	(.47)% (g)	(.50)%	(.30)%	(.12)%	(.25)%	.01%
Portfolio turnover rate	13% (h)	45%	42%	39%	49%	45%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Includes tax expense of .01%.
(e)	Less than $.005 per share.
(f)	The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended August 31, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of the settlement.
(g)	Annualized.
(h)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	37

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended February 29,		Year Ended August 31,
	2016		2015		2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$39.93		$42.76		$36.92	$32.80	$28.48	$23.09
Income (loss) from investment operations:
Net investment income (loss)	.01		-	(e)	.08	.12	.08	.14
Net realized and unrealized gain on investments	(3.60)		1.42		6.76	5.04	4.49	5.25
Total from investment operations	(3.59)		1.42		6.84	5.16	4.57	5.39
Less Dividends and Distributions:
Dividends from net investment income	-		-		-	(.12)	(.10)	-
Distributions from net realized gains	(3.17)		(4.25)		(1.00)	(.92)	(.15)	-
Total dividends and distributions	(3.17)		(4.25)		(1.00)	(1.04)	(.25)	-
Capital Contributions(f)	-		-		-	-	-	-	(e)
Net asset value, end of period	$33.17		$39.93		$42.76	$36.92	$32.80	$28.48
Total Return(b):	(9.65)%		3.38%		18.77%	16.23%	16.15%	23.34%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,869,922		$4,805,518		$5,157,002	$4,365,726	$2,585,535	$1,150,581
Average net assets (000)	$4,434,509		$5,173,326		$4,850,885	$3,637,810	$1,717,792	$896,253
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.77%	(h)	.75%		.77%	.77%	.76%	.79%	(d)
Expenses before waivers and/or expense reimbursement	.77%	(h)	.75%		.77%	.77%	.76%	.79%	(d)
Net investment income (loss)	.03%	(h)	-%	(g)	.19%	.35%	.25%	.47%
Portfolio turnover rate	13%	(i)	45%		42%	39%	49%	45%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Includes tax expense of .01%.
(e)	Less than $.005 per share.
(f)	The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended August 31, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of the settlement.
(g)	Less than .005%
(h)	Annualized.
(i)	Not annualized.

See Notes to Financial Statements.

38

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Mid-Cap Growth Fund, Inc., Prudential Investments, Attn: Board of Directors,
655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON MID-CAP GROWTH FUND, INC.

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	PEEAX	PEEBX	PEGCX	PJGQX	JDERX	PEGZX
CUSIP	74441C105	74441C204	74441C303	74441C881	74441C600	74441C808

MF173E2    0290835-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not

 applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)    (1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Jennison Mid-Cap Growth Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	April 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 18, 2016

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	April 18, 2016